NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME (LOSS) PER SHARE
Schedule of earnings per share, basic and diluted

	For the Year Ended December 31,
	2021	2022	2023

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(524,129)	(1,386,074)	5,883,224
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(524,129)	(1,386,074)	5,883,224

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,549,121,628	3,569,179,079	3,521,379,938
Adjustments for dilutive share options	—	—	9,338,346
Adjustments for dilutive restricted shares	—	—	72,916,553
Adjustments for dilutive restricted share units	—	—	8,018,183
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,549,121,628	3,569,179,079	3,611,653,020
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(0.15)	(0.39)	1.67
—Diluted	(0.15)	(0.39)	1.63